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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 31, 2006


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust V (the "Trust") (File Nos. 2-38613 and 811-2031) on Behalf of MFS(R) International New Discovery Fund, MFS(R) Research Fund and MFS(R) Total Return Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the
Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 59 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2006.

     Please call the undersigned at (617) 954-4340 or Laura Wallace at (617) 954-7207 with any questions you may have.

                                        Very truly yours,


                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Senior Counsel

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